INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2022
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

13.INVESTMENT PROPERTIES

The movements in investment properties for the years ended December 31, 2022 and 2021 were as follows:

	At the			P/L for
	Beginning	Total useful		changes				As of
Item	of the year	life	Additions	in the FV	Additions	Disposals	of the year	12/31/2022
Cost model
Rented properties	273,697	5	—	—	62,801	(29,163)	(44,947)	262,388
Measurement at fair value
Rented properties	16,669,654	50		(803,858)	774,868	—	—	16,640,664
TOTAL INVESTMENT PROPERTIES	16,943,351		—	(803,858)	837,669	(29,163)	(44,947)	16,903,052

	At the			P/L for
	Beginning	Total useful		changes				As of
Item	of the year	life	Additions	in the FV	Additions	Disposals	of the year	12/31/2021
Cost model
Rented properties	106,668	5	—	—	182,496	—	(15,467)	273,697
Measurement at fair value
Rented properties	17,528,731	50		(859,077)	—	—	—	16,669,654
TOTAL INVESTMENT PROPERTIES	17,635,399	—	—	(859,077)	182,496	—	(15,467)	16,943,351

Investment properties are measured at fair value which is determined by an independent expert.